Equity Details about AOCI Components Reclassified to Net Income (Details) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 30, 2017	Sep. 30, 2017	Jul. 01, 2017	Apr. 01, 2017	Dec. 31, 2016	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense, net	$ (63)				$ (129)					$ (574)	$ (385)	$ (260)
Interest expense, net	(63)				(129)
Income taxes	(645)				728					(1,663)	(4,422)	(5,078)
Net income attributable to The Walt Disney Company (Disney)	2,788	$ 2,322	$ 2,916	$ 2,937	4,423	$ 1,747	$ 2,366	$ 2,388	$ 2,479	12,598	8,980	9,391
Revenues	15,303	$ 14,307	$ 15,228	$ 14,548	15,351	$ 12,779	$ 14,238	$ 13,336	$ 14,784	59,434	55,137	55,632
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income attributable to The Walt Disney Company (Disney)	(23)				(73)					(301)	(133)	(1)
Reclassification out of Accumulated Other Comprehensive Income | Gain/(loss) in net income from Investments, net
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense, net										0	27	0
Income taxes										0	(10)	0
Net income attributable to The Walt Disney Company (Disney)										0	17	0
Reclassification out of Accumulated Other Comprehensive Income | Gain/(loss) in net income from Cash flow hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income taxes	(9)				8					12	(72)	(98)
Net income attributable to The Walt Disney Company (Disney)	30				(12)					(23)	122	166
Revenues	39				(20)					(35)	194	264
Reclassification out of Accumulated Other Comprehensive Income | Gain/(loss) in net income from Pension and postretirement medical expense
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Primarily included in the computation of net periodic benefit cost	0				(96)					(380)	(432)	(265)
Interest expense, net	69				0
Income taxes	16				35					102	160	98
Net income attributable to The Walt Disney Company (Disney)	$ (53)				$ (61)					$ (278)	$ (272)	$ (167)